Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Property, plant and equipment, gross	$ 26,106,209	$ 25,631,978
Less: accumulated depreciation	(15,176,380)	(13,796,462)
Property, plant and equipment, net	10,929,829	11,835,516
Office Buildings [Member]
Property, plant and equipment, gross	4,754,755	4,822,303
Electronic Equipment, Furniture and Fixtures [Member]
Property, plant and equipment, gross	5,435,739	5,029,249
Motor Vehicles [Member]
Property, plant and equipment, gross	221,547	242,265
Purchased Software [Member]
Property, plant and equipment, gross	$ 15,694,167	$ 15,538,161